Shareholder Fees {- Value Strategies Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Value Strategies Portfolio Investor PRO-09 | Value Strategies Portfolio
Shareholder Fees:
(fees paid directly from your investment)